Note 13 (Tables)	9 Months Ended
Jul. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands, except per share data)	2012	2011	2012	2011

Numerator:
Net earnings (loss) attributable to Hovnanian	$34,676	$(50,930)	$18,213	$(187,739)
Less: undistributed earnings allocated to nonvested shares	(76)		(52)
Numerator for basic earnings per share	34,600	(50,930)	18,161	(187,739)
Plus: undistributed earnings allocated to nonvested shares	76		52
Less: undistributed earnings reallocated to nonvested shares	(76)		(52)
Numerator for diluted earnings per share	$34,600	$(50,930)	$18,161	$(187,739)
Denominator:
Denominator for basic earnings per share	138,472	108,721	121,357	97,648
Effect of dilutive securities:
Share based payments	80		23
Denominator for diluted earnings per share – weighted average shares outstanding	138,552	108,721	121,380	97,648
Basic earnings per share	$0.25	$(0.47)	$0.15	$(1.92)
Diluted earnings per share	$0.25	$(0.47)	$0.15	$(1.92)